Other Long-Term Liabilities	12 Months Ended
Aug. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Liabilities
15.	OTHER LONG-TERM LIABILITIES

	2022 $	2021 $
Pension liabilities (note 28)	4	21
Post retirement liabilities (note 28)	4	5

	8	26